Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Backblaze, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41026
Entity Tax Identification Number	20-8893125
Entity Address, Address Line One	2261 Market Street STE 81006
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94114
City Area Code	650
Local Phone Number	352-3738
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock,par value $0.0001 per share
Trading Symbol	BLZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001462056
Amendment Flag	false